UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Institutional Investment Manager Filing This Report:

CC&L FINANCIAL SERVICES GROUP
1200-925 West Georgia Street
Vancouver, British Columbia
V6C 3L2

The institutional investment manager filing this report and the person by Whom it is signed hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists, and tables, are consider integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gord MacDougall
Title: Partner
Phone: (604) 643-3155
Signature, Place, and Date of Signing:

Gord MacDougall	Vancouver, British Columbia	May 7, 1999

Report Type:

[X]	13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total: 121691009

Form 13F Information Table Value Total: 2760987

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Name:


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                                             FORM 13F


               Name of Reporting Manager: The CC&L FINANCIAL SERVICES GROUP


                                                                			                       VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP       VALUE      Shares/     INVSTMT  SOLE     SHARED     NONE
                                                                 (x$1000)   PRN AMT     DSCRETN


Abitibi-Consolidated Inc.           Common           003924107   109,267   12,244,404    SOLE      0     12,244,404    0
Alberta Energy Company Ltd.         Common           012873105   191,715    7,796,422    SOLE      0      7,796,422    0
Alcan Aluminum Ltd.                 Common           013716105   177,936    6,928,751    SOLE      0      6,928,751    0
Bank of Montreal                    Common           063671101   320,074    7,996,838    SOLE      0      7,996,838    0
BCE Inc.                            Common           05534B109   135,715    3,075,800    SOLE      0      3,075,800    0
Canadian National Railway Co.       Common           136375102   248,256    4,465,650    SOLE      0      4,465,650    0
Canadian Occidental Petroleum Ltd.  Common           136420106   166,771   13,564,028    SOLE      0     13,564,028    0
Laidlaw Inc.                        Common           50730K503   167,622   28,815,741    SOLE      0     28,815,741    0
Magna International Inc.            CL A             559222401   336,705    5,854,803    SOLE      0      5,854,803    0
Nova Corporation                    Common           669943102         0            0    SOLE      0              0    0
Quebecor Printing Inc.              Sub VTG Common   747922102   156,491    6,881,956    SOLE      0      6,881,956    0
Royal Bank of Canada                Common           780087102   379,120    8,106,474    SOLE      0      8,106,474    0
Suncor Inc.                         Common           867229106   271,030    8,079,100    SOLE      0      8,079,100    0
Transcanada Pipelines               Common           893526103   100,284    7,881,042    SOLE      0      7,881,042    0

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